RPAR Risk Parity ETF

SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)

		Shares	Value
Common Stocks - 15.7%
Biotechnology - 0.4%
Corteva, Inc.		70,421	$4,024,560

Building Materials - 0.1%
Geberit AG		1,940	842,621

Chemicals - 1.5%
CF Industries Holdings, Inc.		20,153	1,939,726
Ecolab, Inc.		14,981	2,163,556
FMC Corp.		12,454	1,316,388
The Mosaic Co.		34,007	1,643,558
Nutrien Ltd.		55,795	4,677,838
OCI N.V.		28,927	1,064,391
PhosAgro PJSC - GDR (1)		52,122	–
Sociedad Quimica y Minera de Chile S.A. - ADR		25,940	2,354,055
Yara International ASA		24,290	854,377
			16,013,889
Distribution & Wholesale - 0.1%
Ferguson PLC		12,526	1,314,935

Energy - Alternate Sources - 0.7%
Enphase Energy, Inc. (2)		11,516	3,195,344
First Solar, Inc. (2)		6,778	896,526
Plug Power, Inc. (2)		33,690	707,827
Siemens Gamesa Renewable Energy S.A.		41,197	723,431
SolarEdge Technologies, Inc. (2)		3,695	855,245
Vestas Wind Systems A/S		66,225	1,235,693
Xinyi Solar Holdings Ltd.		536,109	567,531
			8,181,597
Food - 0.1%
Mowi ASA		42,261	537,122
Salmar ASA		11,409	384,444
			921,566
Iron & Steel - 0.9%
Fortescue Metals Group Ltd.		274,122	2,964,472
Mineral Resources Ltd.		15,924	673,171
Vale S.A. - ADR		474,477	6,320,034
			9,957,677
Machinery - Diversified - 1.5%
AGCO Corp.		7,138	686,461
CNH Industrial NV - Class A		136,445	1,524,091
Deere & Co.		28,859	9,635,732
IDEX Corp.		4,156	830,577
Kubota Corp.		102,540	1,419,670
The Toro Co.		10,621	918,504
Xylem, Inc.		10,350	904,176
			15,919,211
Mining - 4.8%
Allkem Ltd. (2)		57,852	515,164
Anglo American PLC		115,969	3,541,260
Antofagasta PLC		82,659	1,029,293
BHP Group Ltd. - ADR (3)		244,399	12,229,726
Boliden AB		22,410	699,814
Cameco Corp.		31,748	847,045
China Molybdenum Co. Ltd. - Class H		2,687,579	1,051,079
First Quantum Minerals Ltd.		76,277	1,301,769
Freeport-McMoRan, Inc.		142,809	3,902,970
Glencore PLC		1,248,466	6,663,772
IGO Ltd.		65,859	580,114
Ivanhoe Mines Ltd. (2)		116,740	755,299
Jiangxi Copper Co. Ltd. - H Shares		472,317	546,330
MMC Norilsk Nickel PJSC - ADR (1)		181,762	–
MP Materials Corp. (2)		14,992	409,281
NAC Kazatomprom JSC - GDR		29,905	753,008
OZ Minerals Ltd.		31,292	518,673
Pilbara Minerals Ltd. (2)		264,316	774,936
Rio Tinto PLC - ADR (3)		157,012	8,645,081
South32 Ltd.		380,720	888,566
Southern Copper Corp.		75,486	3,384,792
Sumitomo Metal Mining Co. Ltd.		24,620	707,584
Teck Resources Ltd. - Class B		54,240	1,658,326
			51,403,882
Oil & Gas - 5.4%
Aker BP ASA		19,649	563,654
BP PLC - ADR		102,091	2,914,698
Canadian Natural Resources Ltd.		32,365	1,514,551
Cenovus Energy, Inc.		55,611	858,823
Chevron Corp.		57,785	8,301,971
ConocoPhillips		38,169	3,906,215
Continental Resources Inc/OK		12,777	853,631
Coterra Energy, Inc.		27,221	711,013
Devon Energy Corp.		18,261	1,098,034
Diamondback Energy, Inc.		5,182	624,224
Ecopetrol S.A. - ADR (3)		64,747	578,191
Eni S.p.A - ADR		55,973	1,183,269
EOG Resources, Inc.		17,310	1,934,046
EQT Corp.		10,978	447,354
Equinor ASA - ADR		99,245	3,286,002
Exxon Mobil Corp.		122,626	10,706,476
Gazprom PJSC - ADR (1)(2)		523,190	–
Hess Corp.		8,628	940,366
Imperial Oil Ltd.		18,149	789,994
LUKOIL PJSC - ADR (1)		31,173	–
Marathon Oil Corp.		17,452	394,066
Novatek PJSC - GDR (1)		13,358	–
Occidental Petroleum Corp.		28,680	1,762,386
Pioneer Natural Resources Co.		6,671	1,444,472
Repsol S.A. (2)		43,375	501,623
Rosneft Oil Co PJSC - GDR (1)		488,696	–
Santos Ltd. - ADR		95,902	444,985
Shell PLC - ADR		111,684	5,557,396
Suncor Energy, Inc.		42,470	1,202,346
Total S.A. - ADR		83,303	3,875,256
Tourmaline Oil Corp.		10,797	564,111
Woodside Energy Group Ltd.		55,328	1,126,246
			58,085,399
Water - 0.2%
American Water Works Co., Inc.		9,617	1,251,749
Veolia Environnement S.A.		38,299	739,513
Essential Utilities, Inc.		8,851	366,254
			2,357,516
Total Common Stocks
(Cost $194,860,818)			169,022,853

Exchange Traded Funds - 36.5%
SPDR Gold MiniShares Trust (2)(3)		3,593,114	118,500,900
Vanguard FTSE Developed Markets ETF		1,513,646	55,036,168
Vanguard FTSE Emerging Markets ETF (3)		2,255,278	82,295,094
Vanguard Total Stock Market ETF (3)		771,191	138,405,649
Total Exchange Traded Funds
(Cost $471,219,649)			394,237,811

		Principal Amount
United States Treasury Obligations - 45.3%
United States Treasury Bills - 11.9%
1.725%, 12/8/2022 (4)(5)		$129,548,000	128,841,067

United States Treasury Inflation Indexed Bonds - 33.4%
2.125%, 2/15/2040		7,225,276	7,506,575
2.125%, 2/15/2041		40,132,722	41,338,444
0.750%, 2/15/2042		47,451,604	38,089,825
0.625%, 2/15/2043		50,672,689	38,890,267
1.375%, 2/15/2044		50,075,809	44,472,962
0.750%, 2/15/2045		51,779,986	39,836,752
1.000%, 2/15/2046		43,515,170	35,198,166
0.875%, 2/15/2047		40,716,441	31,849,713
1.000%, 2/15/2048		40,635,780	32,849,137
1.000%, 2/15/2049		25,911,042	21,042,894
0.250%, 2/15/2050		22,834,806	14,926,825
0.125%, 2/15/2051		10,500,141	6,569,547
0.125%, 2/15/2052		12,574,823	7,925,496
			360,496,603
Total United States Treasury Obligations
(Cost $673,436,747)			489,337,670

		Shares
Short-Term Investments - 0.0% (7)
Money Market Funds - 0.0% (7)
First American Government Obligations Fund, Class X, 2.775% (6)		214,587	214,587
Total Short-Term Investments
(Cost $214,587)			214,587

Investments Purchased With Collateral From Securities Lending - 6.2%
First American Government Obligations Fund, Class X, 2.775% (6)		66,315,057	66,315,057
Total Investments Purchased With Collateral From Securities Lending
(Cost $66,315,057)			66,315,057

Total Investments in Securities - 103.7%
(Cost $1,406,046,858)			1,119,127,978
Liabilities in Excess of Other Assets - (3.7)%			(39,574,216)
Total Net Assets - 100.0%			$1,079,553,762

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Fair valuation determined by Valuation Designee (as defined in Rule 2a-5).
(2)	Non-income producing security.
(3)
This security or a portion of this security was out on loan as of September 30, 2022. Total loaned securities had a value of $64,187,909 or 5.9% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(4)	Rate represents the annualized effective yield to maturity from the purchase price.
(5)	Zero coupon security.
(6)	The rate shown is the annualized seven-day effective yield as of September 30, 2022.
(7)	Does not round to 0.1% or (0.1)%, as applicable.

SCHEDULE OF FUTURES CONTRACTS at September 30, 2022 (Unaudited)

The RPAR Risk Parity ETF had the following futures contracts outstanding with PhillipCapital.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
10-Year U.S. Treasury Note Futures (12/20/2022)	1,826	$214,807,278	$(10,181,153)	204,626,125
Ultra Long-Term U.S. Treasury Bond Futures (12/20/2022)	1,432	216,017,878	(19,833,878)	196,184,000
		$430,825,156	$(30,015,031)	$400,810,125

Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The RPAR Risk Parity ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and certain derivatives instruments as of September 30, 2022:

Description		Level 1	Level 2	Level 3		Total
Common Stocks (1)		$169,022,853	$–	$0	(2)	$169,022,853
Exchange Traded Funds		394,237,811	-	-		394,237,811
United States Treasury Obligations (3)		-	489,337,670	-		489,337,670
Short-Term Investments		214,587	-	-		214,587
Investments Purchased With Collateral From Securities Lending		66,315,057	-	-		66,315,057
Total Investments in Securities		$629,790,308	$489,337,670	$0		$1,119,127,978

Other Financial Instruments (4)
Future Contracts		$(30,015,031)	$-	$-		$(30,015,031)

	Investments in Securities at Fair Value(2)
Balance as of December 31, 2021	$1,312,559
Accrued discounts/premiums	-
Realized gain (loss)	126,607
Change in unrealized appreciation/depreciation	(21,967,239)
Acquisitions	1,253,242
Dispositions	(636,187)
Transfer into and/or out of Level 3	19,911,018
Balance as of September 30, 2022	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at September 30, 2022:	$(21,429,168)

(1) See Schedule of Investments for industry breakout.
(2) The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(3) See Schedule of Investments for the security type breakout.
(4) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.